Note 14 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of future minimum rental payments for operating leases [text block]
Operating lease
2018	607,789
2019	344,554
2020	100,958
2021	-
1,053,301